Contingencies	3 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Contingencies
15. Contingencies
We are subject to various environmental laws and regulations. Policies and procedures are in place to monitor compliance and to detect and address any releases of crude oil from our pipelines or other facilities; however, no assurance can be made that such environmental releases may not substantially affect our business.
We are subject to lawsuits in the normal course of business and examination by tax and other regulatory authorities. We do not expect such matters presently pending to have a material effect on our financial position, results of operations, or cash flows.